United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Quarter ended 9/30/09

Item 1.                      Schedule of Investments
Item

Market Plus Core Fund

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 17.6%
		Federal Home Loan Mortgage Corporation – 14.3%
$1,868,036		Federal Home Loan Mortgage Corp., 3.746%, 6/1/2036	1,935,513
2,729,590		Federal Home Loan Mortgage Corp., 5.449%, 12/1/2035	2,838,299
		TOTAL	4,773,812
		Federal National Mortgage Association – 3.3%
10,871		Federal National Mortgage Association, 3.130%, 6/1/2035	11,072
233,625		Federal National Mortgage Association, 3.540%, 5/1/2033	236,256
17,870		Federal National Mortgage Association, 3.810%, 4/1/2035	18,571
737,622		Federal National Mortgage Association, 3.810%, 4/1/2036	763,546
51,070		Federal National Mortgage Association, 4.020%, 5/1/2036	53,128
		TOTAL	1,082,573
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,650,820)	5,856,385
		Asset-Backed Securities – 4.7%
		Auto Receivables – 2.0%
198,786		Carmax Auto Owner Trust 2007-3, Series 2007-3, 0.643%, 12/15/2011	198,719
450,000	[1,2]	Huntington Auto Trust 2008-1, Series 2008-1, 1.743%, 4/16/2012	453,916
		TOTAL	652,635
		Credit Card – 0.7%
225,000		Bank One Issuance Trust 2004-B2, Series 2002-A6, 0.433%, 6/15/2012	225,134
		Home Equity Loan – 0.9%
11,658		Asset-Backed Funding Certificate 2005-OPT1 A1MZ, 0.596%, 7/25/2035	9,795
46,495		GSAA Home Equity Trust 2005-15 1A2, 0.626%, 1/25/2036	11,951
75,000		GSAA Home Equity Trust 2005MTR1 A3, 0.556%, 10/25/2035	30,384
40,723		GSAMP Trust 2005-SEA2 A1, 0.596%, 1/25/2045	27,146
280,000		Morgan Stanley ABS Capital I 2004-OP1 M3, 0.926%, 11/25/2034	166,441
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 0.576%, 2/25/2035	55,004
		TOTAL	300,721
		Non-Agency Mortgage – 1.1%
398,608		Countrywide Alternative Loan Trust 2007-OA9, Series 2007-OA9, 0.596%, 6/25/2047	88,531
410,971		Harborview Mortgage Loan Trust 2007-1, Series 2007-1, 0.376%, 4/19/2038	200,818
29,152		Harborview Mortgage Loan Trust 2006-1 2A1A, 0.486%, 3/19/2037	14,734
444,166	[1,2]	KLIO Funding Ltd. 2004-1A A1, 1.021%, 4/23/2039	13,503
48,969		Washington Mutual 2003-S4 1A3, 0.746%, 6/25/2018	43,621
19,369		Washington Mutual 2005-AR17 A-1A1, 0.516%, 12/25/2045	12,631
		TOTAL	373,838
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,718,632)	1,552,328
		Collateralized Mortgage Obligations – 3.1%
		Federal Home Loan Mortgage Corporation – 0.4%
70,061		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 0.843%, 6/15/2029	70,300
53,661		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 0.693%, 12/15/2031	53,309
		TOTAL	123,609

		Federal National Mortgage Association – 0.6%
$59,311		Federal National Mortgage Association REMIC 0287A FB, 0.756%, 10/25/2031	59,401
101,688		Federal National Mortgage Association REMIC 1993-179 FJ, 1.431%, 10/25/2023	103,856
29,800		Federal National Mortgage Association REMIC 1993-247 FM, 2.673%, 12/25/2023	30,121
		TOTAL	193,378
		Non-Agency Mortgage – 2.1%
240,487		Citigroup Mortgage Loan Trust 2004-UST1 A2, 1.835%, 8/25/2034	217,407
238,381		Washington Mutual 2006-AR1 2A1B, 1.970%, 1/25/2046	90,572
328,664		Washington Mutual 2006-AR15 1A, 1.740%, 11/25/2046	160,622
270,573		Washington Mutual 2006-AR17 1A, 1.720%, 12/25/2046	119,920
112,262		Washington Mutual 2002-AR6 A, 2.300%, 6/25/2042	88,431
333,112		Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 DA1C, 0.566%, 4/25/2047	37,649
		TOTAL	714,601
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,838,491)	1,031,588
		Corporate Bonds – 30.2%
		Basic Industry@0018Chemicals – 2.9%
950,000		Dow Chemical Co., Floating Rate Note — Sr. Note, 2.718%, 8/08/2011	965,632
		Communications@0018Telecom Wireless – 1.8%
600,000		Vodafone Group PLC, Note, 0.660%, 2/27/2012	597,657
		Communications@0018Telecom Wirelines – 3.1%
300,000		Telecom Italia Capital, Note, 0.963%, 2/01/2011	296,917
725,000		Telecom Italia Finance SA, Floating Rate Note — Sr. Note, 1.120%, 7/18/2011	719,447
		TOTAL	1,016,364
		Consumer Cyclical@0018Automotive – 0.7%
250,000	[1,2]	American Honda Finance Corp., Floating Rate Note — Sr. Note, Series MTN, 0.548%, 2/21/2012	241,705
		Consumer Cyclical@0018Entertainment – 1.5%
515,000		Time Warner, Inc., Floating Rate Note, 0.684%, 11/13/2009	515,670
		Financial Institution@0018Banking – 14.3%
900,000		Chase Manhattan Corp., Company Guarantee, 0.983%, 2/01/2027	608,360
750,000		Citigroup, Inc., Floating Rate Note — Sr. Sub Note, 0.578%, 6/09/2016	623,659
500,000		Credit Suisse (USA), Inc., Floating Rate Note — Sr. Note, 0.760%, 4/12/2013	492,025
550,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.905%, 7/22/2015	508,667
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.882%, 9/29/2014	47,176
50,000		Morgan Stanley Group, Inc., 0.760%, 1/18/2011	49,587
900,000		NationsBank Capital Trust III, Bond, 1.059%, 1/15/2027	570,302
1,100,000		State Street Capital Trust IV, 1.299%, 6/15/2037	710,721
900,000		Wachovia Capital Trust II, Company Guarantee, 1.009%, 1/15/2027	559,818
900,000		Wells Fargo Capital II, Company Guarantee, 0.991%, 1/30/2027	590,948
		TOTAL	4,761,263
		Financial Institution@0018Finance Noncaptive – 2.9%
400,000		American Express Credit Corp., Floating Rate Note, 1.646%, 5/27/2010	401,017
500,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, Series MTN, 0.920%, 8/15/2036	357,114
250,000		HSBC Finance Corp., Floating Rate Note — Sr. Note, 0.790%, 6/01/2016	215,566
		TOTAL	973,697

		Financial Institution@0018Insurance@0018P&C – 1.2%
$30,000		CNA Financial Corp., 6.500%, 8/15/2016	28,339
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 1.449%, 12/15/2065	372,201
		TOTAL	400,540
		Technology – 1.8%
600,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.470%, 3/01/2012	597,193
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,763,076)	10,069,721
		U.S. Treasury – 8.7%;3
1,400,000		U.S. Treasury Bill, 0.085%, 10/1/2009	1,400,000
1,500,000	[4]	U.S. Treasury Bill, 0.135%, 12/17/2009	1,499,751
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,898,925)	2,899,751
		Mutual Funds – 31.2%;5
99,159		Emerging Markets Fixed Income Core Fund	2,323,108
760,106		High Yield Bond Portfolio	4,591,043
3,462,420	[6]	Prime Value Obligations Fund, Institutional Shares, 0.30%	3,462,420
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $9,516,817)	10,376,571
		TOTAL INVESTMENTS — 95.5% (IDENTIFIED COST $34,386,761)[7]	$31,786,344
		OTHER ASSETS AND LIABILITIES - NET — 4.5%[8]	1,486,934
		TOTAL NET ASSETS — 100%	$33,273,278
  At September 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9S & P 500 Index Long Futures	6	$1,579,350	December 2009	$42,226
9U.S. Treasury 2-Year Short Futures	20	$4,339,375	December 2009	$(6,606)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				35,620
  At September 30, 2009, the Fund had the following open swap contracts:
Total Return Swap Counterparty	J.P. Morgan Chase & Co.
Reference Entity	S&P 500 Total Return
Buy/Sell	Buy
Pay/Receive Fixed Rate	2.81%
Expiration Date	9/9/2010
Notional Amount	$29,999,656
Unrealized Appreciation	$1,227,337
  Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net”.

  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Investment Valuation
  In calculating its net asset value (NAV), the Fund generally values investments as follows:
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
  Fair Valuation and Significant Events Procedures
  The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
  The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$5,856,385	$ —	$5,856,385
Asset-Backed Securities	—	1,552,328	—	1,552,328
Collateralized Mortgage Obligations	—	1,031,588	—	1,031,588
Corporate Bonds	—	10,069,721	—	10,069,721
U.S. Treasury	—	2,899,751	—	2,899,751
Mutual Funds	10,376,571	—	—	10,376,571
TOTAL SECURITIES	$10,376,571	$21,409,773	$ —	$31,786,344
OTHER FINANCIAL INSTRUMENTS**	$35,620	$1,227,337	$ —	$1,262,957
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and a swap contract.
  The following acronym is used throughout this portfolio:
  REMIC — Real Estate Mortgage Investment Conduit

2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009